Fair Value of financial instruments- Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Letter Of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure Off balance Sheet Risks Face Amount Asset	$ 78	$ 29
Commitments To Extend Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure Off balance Sheet Risks Face Amount Asset	$ 8,400	$ 7,500